RELATED PARTY TRANSACTIONS - Summary of Related Party Balances (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023
Related Party [Abstract]
Current receivables	SFr 1.8	SFr 6.1
Long-term note receivables	0.0	202.5
Amounts receivable, related party transactions	1.8	208.6
Accounts payable	0.3	14.5
Accrued other liabilities	20.4	38.8
Related party debt	0.0	51.2
Other non-current liabilities	0.1	1.8
Amounts payable, related party transactions	SFr 20.8	SFr 106.3